Interests In Other Entities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%	50.00%